Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 95,660	$ 42,008	$ 87,758
Federal income tax receivable		31,926	15,243
Current portion of deferred tax asset			2,287
Prepaid expenses and other current assets	4,260	3,325	1,413
Total current assets	99,920	77,259	106,701
Property and equipment, net	899	1,142	2,516
Deferred tax asset, net of current portion			15,515
Other assets	1,004	553	872
Total assets	101,823	78,954	125,604
Liabilities and stockholders' deficit
Accounts payable	1,296	3,531	765
Federal income tax payable			1,220
Accrued direct research liabilities	4,424	3,529	3,599
Other current liabilities	4,756	4,030	2,919
Current portion of deferred revenue	49,595	49,730	49,595
Total current liabilities	60,071	60,820	58,098
Other long-term liabilities	94	249	981
Deferred revenue, net of current portion	253,947	291,041	340,771
Total noncurrent liabilities	254,041	291,290	341,752
Commitments and contingencies
Stockholders' deficit:
Additional paid-in capital	72,987	10,036	7,722
Shareholder notes receivable	(81)	(81)	(307)
Accumulated deficit	(285,218)	(283,127)	(281,677)
Total stockholders' deficit	(212,289)	(273,156)	(274,246)
Total liabilities and stockholders' deficit	101,823	78,954	125,604
Common Stock A
Stockholders' deficit:
Common stock value	8
Common Stock B
Stockholders' deficit:
Common stock value	$ 15	$ 16	$ 16